New Century Capital Portfolio
NEW CENTURY CAPITAL PORTFOLIO
Investment Objective.
The investment objective of the Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Capital Portfolio Capital Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	(2.00%)
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Capital Portfolio Capital Portfolio
Management Fees		1.00%
Distribution (12b-1) Fees		0.19%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.60%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Capital Portfolio Capital Portfolio	203	627	1,078	2,327

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 10% of the average value of its Portfolio.

Principal Investment Strategies.

The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the equity markets.  For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities.  The Capital Portfolio uses a flexible approach in selecting investments and is not limited by an underlying fund’s investment style (such as growth or value) or its market capitalization range (such as small, middle or large capitalization companies).

Principal Investment Risks.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss.  Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.  For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance.

Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (2Q ‘09) and the lowest return for a calendar quarter was –20.94% (quarter ended 4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns New Century Capital Portfolio	1 Year	5 Years	10 Years
Capital Portfolio	15.12%	2.00%	1.48%
Capital Portfolio - Return After Taxes on Distributions	15.12%	1.83%	1.40%
Capital Portfolio - Return After Taxes on Distributions and Sale of Portfolio Shares	9.83%	1.72%	1.28%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Balanced Portfolio
NEW CENTURY BALANCED PORTFOLIO
Investment Objective.
The investment objective of the Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Balanced Portfolio Balanced Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	(2.00%)
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Balanced Portfolio Balanced Portfolio
Management Fees		1.00%
Distribution (12b-1) Fees		0.19%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.59%
Total Annual Fund Operating Expenses	[1]	2.03%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Balanced Portfolio Balanced Portfolio	206	637	1,093	2,358

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Principal Investment Strategies.

The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which the Balanced Portfolio invests that are derived from interest), interest, and other income.  The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that focus on different segments of the equity and fixed income markets.  For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities.  The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high-yield (including lower rated) and foreign fixed income securities.  The Balanced Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

The Balanced Portfolio will maintain at least 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

Principal Investment Risks.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities such as debt securities. Debt securities will increase or decrease in value based on changes in interest rates, among other factors. The Portfolio will also be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities, and certain debt securities, may be subject to maturity risk. More information about these risks is provided below:

·	Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead may be sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

·	Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns.

·	Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a fund that holds debt securities with a shorter average maturity.

Convertible Securities Risk.  The Portfolio may invest in investment companies that invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.  Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Blended Index shown below is an unmanaged, hybrid index comprised of 60% of the S&P 500® Composite Index and 40% of the Barclays Capital U.S. Intermediate Government/Credit Bond Index.  The Blended Index, which consists of a mixture of both equity securities and fixed income securities, provides an appropriate comparison to the Portfolio’s blend of securities and is more closely aligned with the Portfolio’s investment objectives.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.00% (2Q ‘09) and the lowest return for a calendar quarter was –11.92% (quarter ended 4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns New Century Balanced Portfolio	1 Year	5 Years	10 Years
Balanced Portfolio	11.38%	3.02%	3.04%
Balanced Portfolio - Return After Taxes on Distributions	11.01%	2.46%	2.54%
Balanced Portfolio - Return After Taxes on Distributions and Sale of Portfolio Shares	7.58%	2.42%	2.41%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	5.89%	5.53%	5.51%
Blended Index (60% S&P 500 Composite Index and 40% Barclays Capital U.S. Intermediate Government/Credit Bond Index) (reflects no deduction of fees, expenses or taxes)	11.39%	3.59%	3.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Opportunistic Portfolio
NEW CENTURY OPPORTUNISTIC PORTFOLIO
Investment Objective.
The investment objective of the Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Opportunistic Portfolio Opportunistic Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	(2.00%)
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Opportunistic Portfolio Opportunistic Portfolio
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.78%
Acquired Fund Fees and Expenses		0.34%
Total Annual Fund Operating Expenses	[1]	2.37%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.84%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
[2]	The Advisor has contractually agreed to reduce its fees and expenses in order to limit the total annual fund operating expenses of the Fund (excluding Acquired Fund fees and expenses, interest, taxes, and extraordinary expenses) to an annual rate of 1.50% of the Fund's average net assets. This fee waiver and expense limitation agreement is in effect through March 1, 2012, and is re-evaluated on an annual basis. To the extent the Advisor waives its fees and/or absorbs expenses to satisfy the cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.50% expense cap. This fee waiver may be terminated prior to March 1, 2012 only with the consent of the Fund's Board of Trustees.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Opportunistic Portfolio Opportunistic Portfolio	187	689	1,218	2,666

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Principal Investment Strategies.

The Opportunistic Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), in fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or in other registered investment companies that seek to achieve growth.

The Opportunistic Portfolio will select for its portfolio investment companies that seek to achieve above-average growth through investment in equity securities of companies expected to appreciate as a result of growing or strong earnings, or the growth or advancement of the company’s business, products, etc.  For example, the portion of the Opportunistic Portfolio that is invested in equity securities may be invested in investment companies that focus on capital appreciation, aggressive growth, growth, growth and income, equity income, small-capitalization, medium-capitalization and foreign equities.  The Opportunistic Portfolio may also invest in an investment company that seeks appreciation by investing in a portfolio of debt securities, including high-yield, lower rated debt securities or a portfolio of equity securities that is concentrated in a particular industry or style sector.  The Opportunistic Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Principal Investment Risks.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk.  Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies, such as the investment companies in which the Opportunistic Portfolio may invest, to be more volatile than, and to fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Credit / High-Yield Risk.  The Portfolio is subject to credit risk.  The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt.  Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities.  This is especially true during periods of economic uncertainty or during economic downturns.

Diversification.  Some of the underlying funds in which the Portfolio may invest are classified as non-diversified funds for purposes of the Investment Company Act of 1940, as amended.  This means that the underlying fund may invest a larger portion of its assets in a small number of securities.  This may cause the market action of the underlying fund’s larger security positions to have a greater impact on the fund’s net asset value per share, which could lead to increased volatility.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Russell 3000® Growth Index, as shown below, is an appropriate comparison to the Portfolio as it represents the performance of the 3000 largest U.S. companies, which tend to have higher price-to-book ratios and higher forecasted growth values.  The Russell 3000® Growth Index was adopted to better track the historical relative volatility of the Portfolio as compared to the S&P 500® Composite Index.  Further, the Russell 3000® Growth Index is a closer representation to the Portfolio’s diversified investment objective.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.18% (2Q ‘03) and the lowest return for a calendar quarter was –20.86% (quarter ended 3Q ‘01).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns New Century Opportunistic Portfolio	1 Year	5 Years	10 Years
Opportunistic Portfolio	17.71%	2.88%	1.25%
Opportunistic Portfolio - Return After Taxes on Distributions	17.71%	2.77%	1.20%
Opportunistic Portfolio - Return After Taxes on Distributions and Sale of Portfolio Shares	11.51%	2.48%	1.08%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	15.06%	2.29%	1.41%
Russell 3000 Growth Index (reflects no deduction of fees, expenses or taxes)	17.64%	3.88%	0.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century International Portfolio
NEW CENTURY INTERNATIONAL PORTFOLIO
Investment Objective.
The investment objective of the International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century International Portfolio International Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	(2.00%)
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century International Portfolio International Portfolio
Management Fees		1.00%
Distribution (12b-1) Fees		0.24%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.62%
Total Annual Fund Operating Expenses	[1]	2.07%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century International Portfolio International Portfolio	210	649	1,114	2,400

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 4% of the average value of its Portfolio.

Principal Investment Strategies.

The International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S.  The International Portfolio will select investment companies with investment strategies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income.  In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the foreign and domestic equity markets.  For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and aggressive equities.  “Small-capitalization” refers to underlying funds that invest in the securities of issuers with a total market capitalization of less than  $1 billion.  The International Portfolio may also invest in investment companies that focus on different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio invests in will invest at least 65%, and may invest up to 100%, of their assets in securities of foreign issuers.

Principal Investment Risks.

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies, such as the investment companies in which the Opportunistic Portfolio may invest, to be more volatile than, and to fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Portfolio will primarily invest in international mutual funds that invest predominantly in foreign securities. The foreign securities in which an underlying fund may invest can include securities from emerging markets and securities located within a particular country or region. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest primarily in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. It is a risk that occurs when there is a change in the price of one currency versus another.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.  Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The MSCI EAFE Index, as shown below, is an appropriate comparison to the Portfolio since it is a widely recognized benchmark of the world’s stock market, excluding the United States. Further, the MSCI EAFE Index coincides closely to the Portfolio’s investment objective of capital growth through exposure to foreign markets.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.56% (2Q ‘09) and the lowest return for a calendar quarter was –20.82% (quarter ended 3Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns New Century International Portfolio	1 Year	5 Years	10 Years
International Portfolio	12.69%	5.01%	6.15%
International Portfolio - Return After Taxes on Distributions	12.60%	4.68%	5.92%
International Portfolio - Return After Taxes on Distributions and Sale of Portfolio Shares	8.37%	4.32%	5.39%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	15.06%	2.29%	1.41%
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Alternative Strategies Portfolio
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
Investment Objective.
The investment objective of the Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Alternative Strategies Portfolio Alternative Strategies Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	(2.00%)
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Alternative Strategies Portfolio Alternative Strategies Portfolio
Management Fees		0.75%
Distribution (12b-1) Fees		0.17%
Other Expenses		0.18%
Acquired Fund Fees and Expenses		1.11%
Total Annual Fund Operating Expenses	[1]	2.21%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Alternative Strategies Portfolio Alternative Strategies Portfolio	224	691	1,185	2,544

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 22% of the average value of its Portfolio.

Principal Investment Strategies.

The Alternative Strategies Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies, including ETFs.  The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies and which have low correlations to the securities in the S&P 500® Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts (“REITs”).

In addition to employing alternative strategies such as those described above, the underlying funds invest in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign); in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); or in a composite of the aforementioned securities.  The Alternative Strategies Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Principal Investment Risks.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.  If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Long/Short Selling Risk.  The Portfolio may invest in underlying funds that take long and short positions in different securities long or short, and may invest in such underlying funds as a part of its principal investment strategy.  There are risks involved with selling securities short.  The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions.  The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.  The underlying fund may be required to pay a premium, dividend or interest.

Convertible Securities Risk.  The Portfolio may invest in investment companies that invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Merger Arbitrage Risk.  The Alternative Strategies Portfolio may invest in underlying funds that use a merger arbitrage investment strategy.  The principal risk involved with merger arbitrage investments is the possibility that the proposed reorganizations may be renegotiated or terminated, which could result in a loss.

Natural Resources Risk.  The Portfolio may invest in investment companies that invest primarily in the natural resources sector, and may invest in such underlying funds as a part of its principal investment strategy.  The values of natural resources are affected by numerous factors including events occurring in nature and international politics.  For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affecting the value of companies involved in that natural resource.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates; will be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities, and certain debt securities may be subject to maturity risk. Fixed income securities subject the Portfolio to additional risks as noted below:

·	Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead are sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

·	Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a fund that holds debt securities with a shorter average maturity.

·	Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns.

·	Distressed Companies Risk: The Portfolio may invest in investment companies concentrated in Distressed Companies. Distressed Companies are those that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The risk associated with investing in Distressed Companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the Fund invested in the Distressed Company may not be executed with the terms or within the time frame anticipated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Real Estate Risk.  REITs, although not direct investments in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors including economic conditions, the demand for rental property and changes in interest rates.  The Portfolio is currently authorized to invest up to 5% of its total assets directly in REITs.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Hedge Fund Research, Inc. Fund of Funds Diversified Index (“HFRI”) shown below is an equally weighted performance index of hedge fund of funds which invest in a variety of strategies among multiple managers.   The HRFI Index is a better comparison than the Blended Index since the Portfolio invests in multiple mutual funds, ETFs and structured notes within nine investment categories similar to those utilized in hedge funds.  The Blended Index composition of 40% of the S&P 500® Composite Index and 60% of the 90-day T-Bill rate no longer closely reflects the Portfolio’s underlying investment strategies.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.34% (2Q ‘09) and the lowest return for a calendar quarter was –13.31% (quarter ended 4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns New Century Alternative Strategies Portfolio	1 Year	5 Years	Since Inception on 5/1/02
Alternative Strategies Portfolio	8.08%	3.49%	5.31%
Alternative Strategies Portfolio - Return After Taxes on Distributions	7.76%	2.72%	4.53%
Alternative Strategies Portfolio - Return After Taxes on Distributions and Sale of Portfolio Shares	5.38%	2.67%	4.25%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	15.06%	2.29%	3.73%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	5.89%	5.53%	5.16%
Hedge Fund Research, Inc. Index (reflects no deduction of fees, expenses or taxes)	5.23%	2.34%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	NEW CENTURY PORTFOLIOS
CIK	dei_EntityCentralIndexKey	0000838802
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 18, 2011
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
New Century Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCCPX
Risk/Return	rr_RiskReturnHeading	NEW CENTURY CAPITAL PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Capital Portfolio is to provide capital growth,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 10% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the equity markets.  For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities.  The Capital Portfolio uses a flexible approach in selecting investments and is not limited by an underlying fund’s investment style (such as growth or value) or its market capitalization range (such as small, middle or large capitalization companies).

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds ("ETFs"), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss.  Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.  For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance.

Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (2Q ‘09) and the lowest return for a calendar quarter was –20.94% (quarter ended 4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.94%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Capital Portfolio | Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	627
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,078
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,327
2001	rr_AnnualReturn2001	(13.36%)
2002	rr_AnnualReturn2002	(22.95%)
2003	rr_AnnualReturn2003	29.38%
2004	rr_AnnualReturn2004	12.78%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	13.50%
2007	rr_AnnualReturn2007	9.34%
2008	rr_AnnualReturn2008	(39.02%)
2009	rr_AnnualReturn2009	26.74%
2010	rr_AnnualReturn2010	15.12%
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.48%
New Century Capital Portfolio | Capital Portfolio | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	1.40%
New Century Capital Portfolio | Capital Portfolio | - Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	1.28%
New Century Capital Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
New Century Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCIPX
Risk/Return	rr_RiskReturnHeading	NEW CENTURY BALANCED PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Portfolio is to provide income,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide capital growth, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which the Balanced Portfolio invests that are derived from interest), interest, and other income.  The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that focus on different segments of the equity and fixed income markets.  For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities.  The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high-yield (including lower rated) and foreign fixed income securities.  The Balanced Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

The Balanced Portfolio will maintain at least 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities such as debt securities. Debt securities will increase or decrease in value based on changes in interest rates, among other factors. The Portfolio will also be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities, and certain debt securities, may be subject to maturity risk. More information about these risks is provided below:

·	Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead may be sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

·	Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns.

·	Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a fund that holds debt securities with a shorter average maturity.

Convertible Securities Risk.  The Portfolio may invest in investment companies that invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.  Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Blended Index shown below is an unmanaged, hybrid index comprised of 60% of the S&P 500® Composite Index and 40% of the Barclays Capital U.S. Intermediate Government/Credit Bond Index.  The Blended Index, which consists of a mixture of both equity securities and fixed income securities, provides an appropriate comparison to the Portfolio’s blend of securities and is more closely aligned with the Portfolio’s investment objectives.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes). Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes).
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 11.00% (2Q ‘09) and the lowest return for a calendar quarter was –11.92% (quarter ended 4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Balanced Portfolio | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	206
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	637
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,093
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,358
2001	rr_AnnualReturn2001	(4.41%)
2002	rr_AnnualReturn2002	(14.09%)
2003	rr_AnnualReturn2003	22.94%
2004	rr_AnnualReturn2004	9.80%
2005	rr_AnnualReturn2005	4.94%
2006	rr_AnnualReturn2006	12.12%
2007	rr_AnnualReturn2007	5.40%
2008	rr_AnnualReturn2008	(26.13%)
2009	rr_AnnualReturn2009	19.33%
2010	rr_AnnualReturn2010	11.38%
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.04%
New Century Balanced Portfolio | Balanced Portfolio | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.54%
New Century Balanced Portfolio | Balanced Portfolio | - Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.41%
New Century Balanced Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
New Century Balanced Portfolio | Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
New Century Balanced Portfolio | Blended Index (60% S&P 500 Composite Index and 40% Barclays Capital U.S. Intermediate Government/Credit Bond Index) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.05%
New Century Opportunistic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCAPX
Risk/Return	rr_RiskReturnHeading	NEW CENTURY OPPORTUNISTIC PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Opportunistic Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), in fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or in other registered investment companies that seek to achieve growth.

The Opportunistic Portfolio will select for its portfolio investment companies that seek to achieve above-average growth through investment in equity securities of companies expected to appreciate as a result of growing or strong earnings, or the growth or advancement of the company’s business, products, etc.  For example, the portion of the Opportunistic Portfolio that is invested in equity securities may be invested in investment companies that focus on capital appreciation, aggressive growth, growth, growth and income, equity income, small-capitalization, medium-capitalization and foreign equities.  The Opportunistic Portfolio may also invest in an investment company that seeks appreciation by investing in a portfolio of debt securities, including high-yield, lower rated debt securities or a portfolio of equity securities that is concentrated in a particular industry or style sector.  The Opportunistic Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Opportunistic Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), in fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or in other registered investment companies that seek to achieve growth.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk.  Overall stock market risks may affect the value of the Portfolio.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk.  Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies, such as the investment companies in which the Opportunistic Portfolio may invest, to be more volatile than, and to fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Credit / High-Yield Risk.  The Portfolio is subject to credit risk.  The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt.  Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities.  This is especially true during periods of economic uncertainty or during economic downturns.

Diversification.  Some of the underlying funds in which the Portfolio may invest are classified as non-diversified funds for purposes of the Investment Company Act of 1940, as amended.  This means that the underlying fund may invest a larger portion of its assets in a small number of securities.  This may cause the market action of the underlying fund’s larger security positions to have a greater impact on the fund’s net asset value per share, which could lead to increased volatility.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Russell 3000® Growth Index, as shown below, is an appropriate comparison to the Portfolio as it represents the performance of the 3000 largest U.S. companies, which tend to have higher price-to-book ratios and higher forecasted growth values.  The Russell 3000® Growth Index was adopted to better track the historical relative volatility of the Portfolio as compared to the S&P 500® Composite Index.  Further, the Russell 3000® Growth Index is a closer representation to the Portfolio’s diversified investment objective.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 18.18% (2Q ‘03) and the lowest return for a calendar quarter was –20.86% (quarter ended 3Q ‘01).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 3000 Growth Index was adopted to better track the historical relative volatility of the Portfolio as compared to the S&P 500 Composite Index. Further, the Russell 3000 Growth Index is a closer representation to the Portfolio's diversified investment objective.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Opportunistic Portfolio | Opportunistic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	187
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	689
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,218
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,666
2001	rr_AnnualReturn2001	(14.82%)
2002	rr_AnnualReturn2002	(31.65%)
2003	rr_AnnualReturn2003	33.58%
2004	rr_AnnualReturn2004	10.08%
2005	rr_AnnualReturn2005	14.81%
2006	rr_AnnualReturn2006	7.65%
2007	rr_AnnualReturn2007	14.85%
2008	rr_AnnualReturn2008	(37.36%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	17.71%
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	1.25%
New Century Opportunistic Portfolio | Opportunistic Portfolio | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	1.20%
New Century Opportunistic Portfolio | Opportunistic Portfolio | - Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	1.08%
New Century Opportunistic Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
New Century Opportunistic Portfolio | Russell 3000 Growth Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	0.30%
New Century International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCFPX
Risk/Return	rr_RiskReturnHeading	NEW CENTURY INTERNATIONAL PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the International Portfolio is to provide capital growth,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 4% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S.  The International Portfolio will select investment companies with investment strategies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income.  In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the foreign and domestic equity markets.  For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and aggressive equities.  “Small-capitalization” refers to underlying funds that invest in the securities of issuers with a total market capitalization of less than  $1 billion.  The International Portfolio may also invest in investment companies that focus on different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio invests in will invest at least 65%, and may invest up to 100%, of their assets in securities of foreign issuers.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the underlying fund decreases, your investment in the Portfolio decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies, such as the investment companies in which the Opportunistic Portfolio may invest, to be more volatile than, and to fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Portfolio will primarily invest in international mutual funds that invest predominantly in foreign securities. The foreign securities in which an underlying fund may invest can include securities from emerging markets and securities located within a particular country or region. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest primarily in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. It is a risk that occurs when there is a change in the price of one currency versus another.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.  Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The MSCI EAFE Index, as shown below, is an appropriate comparison to the Portfolio since it is a widely recognized benchmark of the world’s stock market, excluding the United States. Further, the MSCI EAFE Index coincides closely to the Portfolio’s investment objective of capital growth through exposure to foreign markets.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 23.56% (2Q ‘09) and the lowest return for a calendar quarter was –20.82% (quarter ended 3Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century International Portfolio | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	210
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	649
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,114
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,400
2001	rr_AnnualReturn2001	(18.29%)
2002	rr_AnnualReturn2002	(14.65%)
2003	rr_AnnualReturn2003	42.32%
2004	rr_AnnualReturn2004	19.42%
2005	rr_AnnualReturn2005	20.08%
2006	rr_AnnualReturn2006	25.33%
2007	rr_AnnualReturn2007	18.11%
2008	rr_AnnualReturn2008	(43.68%)
2009	rr_AnnualReturn2009	35.90%
2010	rr_AnnualReturn2010	12.69%
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	6.15%
New Century International Portfolio | International Portfolio | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	5.92%
New Century International Portfolio | International Portfolio | - Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	5.39%
New Century International Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
New Century International Portfolio | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
New Century Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCHPX
Risk/Return	rr_RiskReturnHeading	NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Alternative Strategies Portfolio is to provide long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to earn income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 22% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  This Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Alternative Strategies Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies, including ETFs.  The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies and which have low correlations to the securities in the S&P 500® Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts (“REITs”).

In addition to employing alternative strategies such as those described above, the underlying funds invest in equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign); in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); or in a composite of the aforementioned securities.  The Alternative Strategies Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Alternative Strategies Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies, including ETFs. The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies and which have low correlations to the securities in the S&P 500 Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts ("REITs").
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Advisor’s intrinsic value-oriented approach may fail to produce the intended results.

Investment Company and ETF Risk.  Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change direction which may or may not parallel the investment direction of the Portfolio.  In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk.  The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities.  Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.  If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk.  It is a risk that occurs when there is a change in the price of one currency versus another.

Long/Short Selling Risk.  The Portfolio may invest in underlying funds that take long and short positions in different securities long or short, and may invest in such underlying funds as a part of its principal investment strategy.  There are risks involved with selling securities short.  The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions.  The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.  The underlying fund may be required to pay a premium, dividend or interest.

Convertible Securities Risk.  The Portfolio may invest in investment companies that invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Merger Arbitrage Risk.  The Alternative Strategies Portfolio may invest in underlying funds that use a merger arbitrage investment strategy.  The principal risk involved with merger arbitrage investments is the possibility that the proposed reorganizations may be renegotiated or terminated, which could result in a loss.

Natural Resources Risk.  The Portfolio may invest in investment companies that invest primarily in the natural resources sector, and may invest in such underlying funds as a part of its principal investment strategy.  The values of natural resources are affected by numerous factors including events occurring in nature and international politics.  For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affecting the value of companies involved in that natural resource.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates; will be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities, and certain debt securities may be subject to maturity risk. Fixed income securities subject the Portfolio to additional risks as noted below:

·	Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead are sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

·	Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a fund that holds debt securities with a shorter average maturity.

·	Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities. This is especially true during periods of economic uncertainty or during economic downturns.

·	Distressed Companies Risk: The Portfolio may invest in investment companies concentrated in Distressed Companies. Distressed Companies are those that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The risk associated with investing in Distressed Companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the Fund invested in the Distressed Company may not be executed with the terms or within the time frame anticipated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Real Estate Risk.  REITs, although not direct investments in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors including economic conditions, the demand for rental property and changes in interest rates.  The Portfolio is currently authorized to invest up to 5% of its total assets directly in REITs.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Keep in mind that past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.  Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Hedge Fund Research, Inc. Fund of Funds Diversified Index (“HFRI”) shown below is an equally weighted performance index of hedge fund of funds which invest in a variety of strategies among multiple managers.   The HRFI Index is a better comparison than the Blended Index since the Portfolio invests in multiple mutual funds, ETFs and structured notes within nine investment categories similar to those utilized in hedge funds.  The Blended Index composition of 40% of the S&P 500® Composite Index and 60% of the 90-day T-Bill rate no longer closely reflects the Portfolio’s underlying investment strategies.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 11.34% (2Q ‘09) and the lowest return for a calendar quarter was –13.31% (quarter ended 4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.31%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Alternative Strategies Portfolio | Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	224
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	691
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,185
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,544
2003	rr_AnnualReturn2003	20.86%
2004	rr_AnnualReturn2004	9.05%
2005	rr_AnnualReturn2005	7.31%
2006	rr_AnnualReturn2006	12.06%
2007	rr_AnnualReturn2007	6.83%
2008	rr_AnnualReturn2008	(22.82%)
2009	rr_AnnualReturn2009	18.88%
2010	rr_AnnualReturn2010	8.08%
1 Year	rr_AverageAnnualReturnYear01	8.08%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	5.31%
New Century Alternative Strategies Portfolio | Alternative Strategies Portfolio | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	4.53%
New Century Alternative Strategies Portfolio | Alternative Strategies Portfolio | - Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	4.25%
New Century Alternative Strategies Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	3.73%
New Century Alternative Strategies Portfolio | Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	5.16%
New Century Alternative Strategies Portfolio | Hedge Fund Research, Inc. Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception on 5/1/02	rr_AverageAnnualReturnSinceInception	4.23%

[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund fees and expenses.
[2]	The Advisor has contractually agreed to reduce its fees and expenses in order to limit the total annual fund operating expenses of the Fund (excluding Acquired Fund fees and expenses, interest, taxes, and extraordinary expenses) to an annual rate of 1.50% of the Fund's average net assets. This fee waiver and expense limitation agreement is in effect through March 1, 2012, and is re-evaluated on an annual basis. To the extent the Advisor waives its fees and/or absorbs expenses to satisfy the cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.50% expense cap. This fee waiver may be terminated prior to March 1, 2012 only with the consent of the Fund's Board of Trustees.